Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations Classification (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Current	SFr (174)	SFr (142)
Non-current	(431)	(491)
Total	SFr (605)	SFr (633)	SFr (770)